OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Other Current Liabilities

(in thousands of $)	2020	2019
Deferred charter revenue	5,687	4,975
Fair value of acquired time charters	5,045	—
Other	1,686	2,570
	12,418	7,545